DEFERRED REVENUE	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment. At July 31, 2021 the Company had received $298,711 (January 31, 2021- $687,766) in customer payments for orders that were unfulfilled at July 31, 2021 and delivered subsequent to July 31, 2021. The orders were unfulfilled at July 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic as well as processing and delivery timing.

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment. At January 31, 2021 the Company had received $687,766 (January 31, 2020- $0) in customer payments for orders that were unfulfilled at January 31, 2021 and delivered subsequent to year end. The orders were unfulfilled at January 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic.